DEBT (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DEBT [Abstract]
DEBT
NOTE 7.	DEBT

Debt consists of the following:

(In thousands)	Maturity Date	Interest Rate	March 31, 2015	December 31, 2014

Senior term notes	September 11, 2019	LIBOR + 9.9% - 10.64%	$68,775	$69,388
Less: debt discount			(4,116)	(4,509)
Total senior term notes, net of discount			64,659	64,879

Subordinated notes payable to prior Image shareholders	October 3, 2018	12%	16,034	16,034

Debt			$80,693	$80,913

Future minimum principal payments as of March 31, 2015 are as follows:

(In thousands)	Senior Notes	Subordinated Notes	Total

2015	$1,837	$—	$1,837
2016	2,975	—	2,975
2017	4,375	—	4,375
2018	59,588	16,034	75,622
	$68,775	$16,034	$84,809

The subordinated notes mature in 2018 and the senior notes mature in 2019; however, if we do not subsequently extend the subordinated debt maturity, then the new senior notes’ maturity would accelerate in conjunction with the repayment of the subordinated notes in 2018.  The above table reflects the assumption that no extension of the subordinated notes occurs.  The senior notes’ minimum principal payments in 2018 would be $5.3 million if the senior notes’ maturity is not accelerated.

The above payments do not take into consideration the amendments and additional accelerated payments made subsequent to March 31, 2015 (see Note 14, Subsequent Events).

Credit Agreement

Subsequent to March 31, 2015, we amended our Credit Agreement (as defined below) and made a $10.0 million prepayment.  The amended terms and prepayment are described in our subsequent events footnote (See Note 14, Subsequent Events).

On September 11, 2014, we entered into a $70.0 million Credit and Guaranty Agreement (the “Credit Agreement”) with a syndicate of lenders led by McLarty Capital Partners, as administrative agent. The Credit Agreement consists of a term loan totaling $70.0 million with a maturity of five years, at an interest rate equal to (a) LIBOR plus 10.64% for so long as the unpaid principal amount of the Credit Agreement is greater than $65.0 million, and (b) LIBOR plus 9.9% thereafter.  LIBOR has a floor of 0.25%.  Principal payment obligations as a percentage of the amount initially borrowed are 3.5% per annum paid quarterly for the first two years, 5.0% for the third year and 7.5% for the remaining term with any unpaid principal balance due at maturity.  The obligations under the Credit Agreement are secured by a lien on substantially all of our consolidated assets pursuant to the Pledge and Security Agreement, dated as of September 11, 2014.

Under the Credit Agreement, interest and principal is payable quarterly with principal payments beginning on December 31, 2014. Beginning in 2016, we are obligated to make certain accelerated principal payments annually which are contingent upon: (1) the occurrence of consolidated excess cash flows, as defined in the Credit Agreement, and (2) only to the extent at which such excess cash flows are above our minimum cash threshold of $12.0 million.  We are permitted to make additional voluntary principal payments under the Credit Agreement, but prepayments are subject to an applicable prepayment premium of:  (a) 5% if prepaid during the first year, (b) 3% if prepaid during the second year, and (c) 1.5% if prepaid during the third year.  The first $5.0 million of voluntary prepayment is not subject to any prepayment premium.

The Credit Agreement contains certain financial and non-financial covenants beginning on December 31, 2014.  Financial covenants are assessed quarterly and are based on Adjusted EBITDA, as defined in the Credit Agreement.  Financial covenants vary each quarter and generally become more restrictive over time.

Financial covenants include the following:

	December 31, 2014	2015	2016	Thereafter
Leverage Ratios:
Senior debt-to-Adjusted EBITDA	4.64 : 1.00	Ranges from 4.87 : 1.00 to 4.03 : 1.00	Ranges from 3.86 : 1:00 to 2:67 : 1.00	2.67 : 1.00
Total debt-to-Adjusted EBITDA	5.71 : 1.00	Ranges from 6.09 : 1.00 to 5.06 : 1.00	Ranges from 4.82 : 1:00 to 3.44 : 1.00	3.44 : 1.00
Fixed charge coverage ratio	1.10 : 1.00	Ranges from 1.07 : 1.00 to 1.20 : 1.00	Ranges from 1.24 : 1.00 to 1.59 : 1.00	1.59 : 1.00

We are also obligated to maintain a minimum valuation ratio computed on the outstanding principal balance of our senior debt compared to the sum of our valuations of our content library and our investment in ACL.  To the extent the valuation ratio exceeds the allowed threshold, we are obligated to make an additional principal payment such that the threshold would not be exceeded after giving effect of this payment.  The valuation threshold is 83% as long as the unpaid principal balance exceeds $65.0 million and 75% thereafter.

The Credit Agreement contains events of default that include, among others, non-payment of principal, interest or fees, violation of covenants, inaccuracy of representations and warranties, bankruptcy and insolvency events, material judgments, cross defaults to certain other contracts (including, for example, business arrangements with our U.S. distribution facilitation partner and other material contracts) and indebtedness and events constituting a change of control or a material adverse effect in any of our results of operations or conditions (financial or otherwise).  The occurrence of an event of default will increase the applicable rate of interest and could result in the acceleration of our obligations under the Credit Agreement.

The Credit Agreement imposes restrictions on such items as encumbrances and liens, payments of dividends, other indebtedness, stock repurchases, capital expenditures and entering into new lease obligations.  Additional covenants restrict our ability to make certain investments, such as loans and equity investments, or investments in content that are not in the ordinary course of business.  Pursuant to the new Credit Agreement, we must maintain at all times a cash balance of $3.5 million.  As of March 31, 2015, we were not in compliance with our minimum cash balance requirement of $3.5 million.  The default was waived by our lenders on April 15, 2015 (see Note 14, Subsequent Events).

Subordinated Notes Payable and Other Debt

Subsequent to March 31, 2015, we amended our subordinated promissory notes that were issued to the selling shareholders of Image and exchanged approximately $8.5 million of these notes for preferred stock and warrants.  The amended terms and the exchange are described in our subsequent events footnote (See Note 14, Subsequent Events).

In October 2012, we issued unsecured subordinated promissory notes in the aggregate principal amount of $14.8 million to the selling preferred stockholders of Image.  The subordinated notes mature on the earlier of October 3, 2018 or six months after the latest stated maturity of the senior debt issued pursuant to the Credit Agreement.  The unsecured subordinated notes bear an interest rate of 12% per an annum, of which 5.4% is payable in cash annually and at our discretion the balance is either paid through the issuance of shares of our common stock valued at their then-current market price, or accrues and is added to the principal, which is payable upon maturity.  Interest is settled during the second quarter of each year.  At March 31, 2015 and December 31, 2014, our principal balance due pursuant to these notes was $16.0 million.

In October 2013, we began our production of the next season of the franchise series of Foyle’s War.  Acorn Productions Limited, and Acorn Global Enterprises Limited, both wholly-owned subsidiaries of RLJE Ltd., entered into a cash advance facility (the FW9 Facility) with Coutts and Co., a U.K. based lender, for purposes of producing three ninety-minute television programs entitled “Foyle’s War Series 9.” The facility carried interest at a rate of LIBOR plus 2.15%.  Interest and repayment of advances received were due on or before November 8, 2014.  This facility was substantially secured by (i) executed license agreements whereby we have pre-sold certain broadcast and distribution rights and (ii) U.K. tax credits based on anticipated qualifying production expenditures.  The assets and intellectual property are collateral of our Credit Agreement now that the loan is paid and settled.  At March 31, 2014, the principal balance due pursuant to this facility was $10.4 million.

NOTE 10.	DEBT

Debt as of December 31, 2014 consists of the following:

(In thousands)
	Maturity Date	Interest Rate	December 31, 2014
Senior secured term notes	September 11, 2019	LIBOR + 9.9% - 10.64%	$69,388
Less: debt discount			(4,509)
Total senior-term notes, net of discount			64,879

Subordinated notes payable to prior Image shareholders	October 3, 2018	12%	16,034

Debt			$80,913

Debt as of December 31, 2013 consists of the following:

(I (In thousands)	Maturity Date	Interest Rate	December 31, 2013

Revolving credit facility	October 3, 2017	Prime + 5% or LIBOR + 6%	$14,949

Senior secured term notes:
Term loan – A	October 3, 2017	Prime or LIBOR + 4.5% - 5.5%	20,476
Term loan – B	April 3, 2018	Prime or LIBOR + 6.25% - 7.25%	12,287
Term loan – C	April 3, 2018	Prime or LIBOR + 9.25% - 10.25%	15,517
Principal balance outstanding			48,280
Less: debt discount			(2,007)
Total senior term notes			46,273

Subordinated notes payable prior Image shareholders	October 3, 2018	12%	15,042
Debt, net of discount			76,264

Subordinated production loan - Foyle's War	November 8, 2014	LIBOR + 2.15%	1,294
Debt			$77,558

On September 11, 2014, we refinanced our secured debt into a new credit agreement with new lenders.

Future minimum principal payments as of December 31, 2014 are as follows:

(In thousands)	Senior Notes	Subordinated Notes	Total

2015	$2,450	$—	$2,450
2016	2,975	—	2,975
2017	4,375	—	4,375
2018	59,588	16,034	75,622
	$69,388	$16,034	$85,422

Currently, the subordinated notes mature in 2018 and the senior notes mature in 2019; however, if we do not subsequently extend the subordinated debt maturity beyond 2019, then the new senior notes’ maturity would accelerate in conjunction with the repayment of the subordinated notes in 2018.  The above table reflects the assumption that no extension of the subordinated notes occurs.  The senior notes’ minimum principal payments in 2018 would be $5.3 million if the senior notes’ maturity is not accelerated.

New Credit Agreement

On April 15, 2015, we amended our Credit Agreement (as defined below).  The amended terms are disclosed in our subsequent events footnote (See Note 23, Subsequent Events).

On September 11, 2014, we entered into a $70.0 million Credit and Guaranty Agreement (the “Credit Agreement”) with a syndicate of lenders led by McLarty Capital Partners, as administrative agent. The Credit Agreement consists of a term loan totaling $70.0 million with a maturity of five years, at an interest rate equal to (a) LIBOR plus 10.64% for so long as the unpaid principal amount of the Credit Agreement is greater than $65.0 million, and (b) LIBOR plus 9.9% thereafter.  LIBOR has a floor of 0.25%.  Principal payment obligations as a percentage of the amount initially borrowed are 3.5% per annum paid quarterly for the first two years, 5.0% for the third year and 7.5% for the remaining term with any unpaid principal balance due at maturity.  The obligations under the Credit Agreement are secured by a lien on substantially all of our consolidated assets pursuant to the Pledge and Security Agreement, dated as of September 11, 2014.

Under the Credit Agreement, interest and principal is payable quarterly with principal payments beginning on December 31, 2014. Beginning in 2016, we are obligated to make certain accelerated principal payments annually which are contingent upon: (1) the occurrence of consolidated excess cash flows, as defined in the Credit Agreement, and (2) only to the extent at which such excess cash flows are above our minimum cash threshold of $12.0 million.  We are permitted to make additional voluntary principal payments under the Credit Agreement, but prepayments are subject to an applicable prepayment premium of:  (a) 5% if prepaid during the first year, (b) 3% if prepaid during the second year, and (c) 1.5% if prepaid during the third year.  The first $5.0 million of voluntary prepayment is not subject to any prepayment premium.

We incurred $4.9 million in original issuance discounts and other related fees paid to lenders under the Credit Agreement.  We also incurred $1.3 million in fees for legal and other professional services.  Repayment of our previous credit facility included principal and accrued interest of $56.1 million ($15.0 million for our revolving credit facility and $41.1 million for our term loans and accrued interest).

The Credit Agreement contains certain financial and non-financial covenants beginning on December 31, 2014.  Financial covenants are assessed quarterly and are based on Adjusted EBITDA, as defined in the Credit Agreement.  Financial covenants vary each quarter and generally become more restrictive over time.  Financial covenants include the following:

	December 31, 2014	2015	2016	Thereafter
Leverage Ratios:

Senior debt-to-Adjusted EBITDA	4.64 : 1.00	Ranges from 4.87 : 1.00 to 4.03 : 1.00	Ranges from 3.86 : 1:00 to 2:67 : 1.00	2.67 : 1.00
Total debt-to-Adjusted EBITDA	5.71 : 1.00	Ranges from 6.09 : 1.00 to 5.06 : 1.00	Ranges from 4.82 : 1:00 to 3.44 : 1.00	3.44 : 1.00
Fixed charge coverage ratio	1.10 : 1.00	Ranges from 1.07 : 1.00 to 1.20 : 1.00	Ranges from 1.24 : 1.00 to 1.59 : 1.00	1.59 : 1.00

We are also obligated to maintain a minimum valuation ratio computed on the outstanding principal balance of our senior debt compared to the sum of our valuations of our content library and our investment in ACL.  To the extent the valuation ratio exceeds the allowed threshold, we are obligated to make an additional principal payment such that the threshold would not be exceeded after giving effect of this payment.  The valuation threshold is 83% as long as the unpaid principal balance exceeds $65.0 million and 75% thereafter.

The Credit Agreement contains events of default that include, among others, non-payment of principal, interest or fees, violation of covenants, inaccuracy of representations and warranties, bankruptcy and insolvency events, material judgments, cross defaults to certain other contracts (including, for example, business arrangements with Sony Pictures Home Entertainment and other material contracts) and indebtedness and events constituting a change of control or a material adverse effect in any of our results of operations or conditions (financial or otherwise).  The occurrence of an event of default will increase the applicable rate of interest and could result in the acceleration of our obligations under the Credit Agreement.

The Credit Agreement imposes restrictions on such items as encumbrances and liens, payments of dividends, other indebtedness, stock repurchases, capital expenditures and entering into new lease obligations.  Additional covenants restrict our ability to make certain investments, such as loans and equity investments, or investments in content that are not in the ordinary course of business.  Pursuant to the new Credit Agreement, we must maintain at all times a cash balance of $3.5 million.  As of December 31, 2014, we were in compliance with our Credit Agreement.

When repaying the previous credit facility, we recognized a $1.5 million loss from the early extinguishment of debt, which is reported separately within our statement of operations.  This loss primarily represented the unamortized debt discount and deferred financing costs at the time of repayment of our prior credit facility.

Subordinated Notes Payable and Other Debt

On April 15, 2015, we amended our subordinated promissory notes that were issued to the selling preferred stockholders of Image.  The amended terms are disclosed in our subsequent events footnote (See Note 23, Subsequent Events).

In October 2012, we issued unsecured subordinated promissory notes in the aggregate principal amount of $14.8 million to the selling preferred stockholders of Image.  The subordinated notes mature on the earlier of October 3, 2018 or six months after the latest stated maturity of the senior debt issued pursuant to the Credit Agreement.  The unsecured subordinated notes bear an interest rate of 12% per an annum, of which 5.4% is payable in cash annually and at our discretion the balance is either paid through the issuance of shares of our common stock valued at their then-current market price, or accrues and is added to the principal, which is payable upon maturity.  During the second quarter of 2014, interest was due of $1.8 million of which $992,000 was added to the principal balance of these notes and the remainder was paid to the debt holders.  At December 31, 2014, our principal balance due pursuant to these notes was $16.0 million.

In October 2013, we began our production of the next season of the franchise series of Foyle’s War.  Acorn Productions Limited and Acorn Global Enterprises Limited, both wholly-owned subsidiaries of RLJE Ltd., entered into a cash advance facility (the FW9 Facility) with Coutts and Co., a U.K. based lender, for purposes of producing three ninety-minute television programs entitled “Foyle’s War Series 9.” The facility carried interest at a rate of LIBOR plus 2.15%.  Interest and repayment of advances received were due on or before November 8, 2014.  This facility was substantially secured by (i) executed license agreements whereby we have pre-sold certain broadcast and distribution rights and (ii) U.K. tax credits based on anticipated qualifying production expenditures.  The assets and intellectual property are collateral of the Credit Agreement now that the loan is fully paid and settled.  At December 31, 2014, this production loan was fully repaid.